Summary of Significant Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Principles [Abstract]
Schedule of Dilutive Common Stock Equivalents	The Company had the following dilutive common stock equivalents as of December 31, 2023 and 2022 which were excluded from the calculation because their effect was anti-dilutive.
	December 31, 2023	December 31, 2022
Outstanding restricted stock units	76,916	131,858
Outstanding stock options	102,089	89,889
Outstanding warrants	1,927,600	9,600
Total	2,106,605	231,347